Parent Company Information - Summary of Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Sep. 30, 2023	Jun. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares Authorized	750,000,000	750,000,000	750,000,000	1,000
Common Stock, Shares, Issued	77,400,000		59,000,000	100
Common Stock, Shares, Outstanding	77,400,000		59,000,000	100
Parent Company
Condensed Income Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01
Common Stock, Shares Authorized			1,000	1,000
Common Stock, Shares, Issued			100	100
Common Stock, Shares, Outstanding			100	100